Accounts Payable (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts payable		$ 0.5	$ 0.7
Current Liabilities
Accounts payable	$ 1.0	0.5
Clinical trial expenses payable	0.5	0.3
Legal and patent fees payable	0.2	0.1	$ 0.1
Refinancing fees payable	0.2
Other accounts payable	$ 0.1	$ 0.1